NATURE OF OPERATIONS and SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
NATURE OF OPERATIONS and SIGNIFICANT ACCOUNTING POLICIES
NOTE 1 — NATURE OF OPERATIONS and SIGNIFICANT ACCOUNTING POLICIES

Business

Dipexium Pharmaceuticals, Inc. (the “Company”   or “Dipexium”), a Delaware corporation, formerly Dipexium Pharmaceuticals, LLC, is a late stage pharmaceutical company focused on the development and commercialization of Locilex® (pexiganan cream 0.8%). The Company was formed on January 14, 2010. On October 25, 2016, the Company announced that its lead and sole product candidate, Locilex®, failed to meet the primary clinical endpoint or secondary endpoints in its OneStep-1 and OneStep-2 Phase 3 clinical trials. Dipexium’s scientific team has evaluated the data from the OneStep clinical trials but has found no clear signal that Locilex® would be a strong product candidate for other possible clinical indications. Accordingly, Dipexium has explored strategic alternatives with its professional advisors and entered into a Merger Agreement with PLx Pharma Inc. (“PLx”) on December 22, 2016 (“proposed merger”), pursuant to which PLx is expected to take control over Dipexium and Dipexium’s stockholders are expected to maintain approximately 23.25% of the combined ownership upon completion of the merger, subject to certain adjustments set forth in the Merger Agreement. The merger is expected to close in the second quarter of 2017. The Company or PLx  may be required to pay a termination fee of $700,000 or $500,000, respectively, if the proposed merger is terminated under certain circumstances.

The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company has needed to raise capital from sales of its securities to sustain operations. In March 2014, the Company completed an initial public offering (“IPO”) of common stock with proceeds, net of issuance costs, of approximately $34.5 million. In June 2015, the Company completed an additional public offering of common stock with net proceeds of approximately $19.7 million. As of December 31, 2016, the Company had cash and short-term investments totaling approximately $16.7 million. Assuming the merger is completed during the first half of 2017, Dipexium expects its cash as of December 31, 2016 to meet its liquidity requirements through at least its anticipated close of the merger, including the closing condition under the Merger Agreement to have at least $12.0 million of “cash,” as defined in the Merger Agreement, available upon the closing of the merger.  If the merger is not completed, Dipexium will need to reevaluate its strategic alternatives, which may include continuing to operate its business as an independent, stand-alone company, a sale of the Company, liquidation of the Company or other strategic transaction.  Dipexium’s liquidity position will be dependent upon the strategic alternative selected; however, assuming Dipexium does not enter into another strategic transaction, Dipexium expects its cash as of December 31, 2016 will be sufficient to meet its liquidity requirements for at least the next 12 months. Additional financing would be required should Dipexium decide to commence a new clinical program for Locilex® in a new, yet-to-be-identified clinical indication. Cash needs to pursue a new clinical indication cannot even be estimated until a promising new indication for Locilex® to target is identified, if ever.

Under the proposed merger, the combined company will initially be focused on completion of manufacturing scale-up and label finalization for the previously conditionally approved AspertecTM 325 mg. aspirin dosage form thereby satisfying the open conditional items, and filing of a supplemental new drug application (sNDA) for Aspertec 81 mg. maintenance dose form.  Aspertec is being developed to provide high-risk cardiovascular and neurology patients with more reliable and predictable antiplatelet efficacy as compared to enteric coated aspirin while also reducing the adverse gastric events common in an acute setting.

PLx stockholders will receive newly issued shares of common stock of Dipexium in connection with the Proposed Merger contemplated by the Merger Agreement. Upon the closing of the Proposed Merger, existing PLx stockholders are expected to own 76.75% of Dipexium common shares outstanding and existing Dipexium stockholders are expected to own 23.25% of Dipexium common shares outstanding, subject to certain adjustments set forth in the Merger Agreement.

The Company is subject to risks common to companies in the biopharmaceutical industry including, but not limited to, dependence on collaborative arrangements, development by the Company or its competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, development of sales and marketing infrastructure and compliance with the Food and Drug Administration (“FDA”) and other governmental regulations and approval requirements.

Basis of Consolidation

The Company’s consolidated financial statements include the accounts of the parent, Dipexium Pharmaceuticals, Inc., and Dipexium Pharmaceuticals Ireland, Limited, a wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Short-Term Investments

The Company considers all highly-liquid instruments purchased with a maturity of three months or less to be cash. Instruments with maturities greater than three months, but less than twelve months are included in short-term investments. The Company purchases United States Treasury bills with maturities ranging from six to twelve months which are classified as being held to maturity and are carried at amortized cost. Securities classified as held to maturity securities are those securities that management has the intent and ability to hold to maturity.

The Company maintains its cash balance in one financial institution. The balance is insured up to the maximum allowable by the Federal Deposit Insurance Company (“FDIC”). The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant risk of loss on cash. At times, the cash balance may exceed the maximum limit of the FDIC.

Research and Development

In accordance with Accounting Standards Codification (“ASC”) 730, Accounting for Research and Development Costs, the Company expenses research and development costs when incurred. At times, the Company may make cash advances for research and development services. These amounts are capitalized and expensed in the period the service is provided. The Company incurred research and development expenses in the amounts of $12,753,917 and $11,286,236 for the years ended December 31, 2016 and 2015, repsectively.

Although the Company manages the conduct of its clinical trials, it relies on third parties to conduct its clinical and preclinical studies and to provide services, including data management, statistical analysis and electronic compilation for clinical trials, as well as for the manufacture of clinical trial supplies. At the end of each reporting period, the Company compares the payments made to each service provider to the estimated progress towards completion of the related project. Factors that are considered in preparing these estimates include the number of subjects enrolled in studies, milestones achieved and other criteria related to the efforts of the vendors. These estimates are subject to change as additional information becomes available. Depending on the timing of payments to vendors and estimated services provided, the Company records net prepaid or accrued expenses related to these costs.

Share-Based Compensation

The Company accounts for the cost of services performed by officers and directors received in exchange for an award of Company membership interests, common stock, or stock options, based on the grant-date fair value of the award. In accordance with ASC 718, Stock Compensation, the Company recognizes compensation expense, net of estimated forfeitures, on a straight-line basis over the service period.

Share-Based Payments to Vendors

The Company accounts for the cost of services performed by vendors in exchange for an award of common stock of the Company based on the grant-date fair value of the award or fair value of the services rendered, whichever is more readily determinable and adjusted to fair value at each reporting date. Such fair value is measured as of the earlier of the date the other party becomes committed to provide goods or services or the date performance by the other party is complete. The Company recognizes the expense in the same period and in the same manner as if the Company had paid cash for the services.

Foreign Currency Translation and Transactions

The consolidated financial statements are presented in U.S. Dollars (“USD”), the reporting currency of the Company. The functional currency for the Company’s subsidiary located in Ireland is the USD. Transactions denominated in Euro were translated to USD at rates which approximate those in effect on transaction dates. Monetary assets and liabilities denominated in foreign currencies at December 31, 2016 were translated at the exchange rate in effect as of those dates. Nonmonetary assets, liabilities, and shareholders’ equity are translated at the appropriate historical rates.

The Company has intercompany loans between the parent company, Dipexium Pharmaceuticals, Inc., based in New York, NY, and its wholly owned subsidiary, Dipexium Pharmaceuticals Ireland, Limited, based in Ireland. The intercompany loans outstanding are not expected to be repaid in the foreseeable future.

Income Taxes

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities and the expected benefits of net operating loss carryforwards. The impact of changes in tax rates and laws on deferred taxes, if any, applied during the years in which temporary differences are expected to be settled, is reflected in the financial statements in the period of enactment. The measurement of deferred tax assets is reduced, if necessary, based on weight of the evidence, it is more likely than not that some, or all, of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that such tax rate changes are enacted. The Company had no material amounts recorded for uncertain tax positions, interest or penalties in the accompanying consolidated financial statements. The Company currently estimates an annual effective tax rate of 0% as the Company incurred losses for the years ended December 31, 2016 and 2015, respectively, for both financial statement and tax purposes. Therefore, no Federal or state income tax expense has been recorded in the consolidated financial statements.

Based on the Company’s history of generating operating losses and its anticipation of operating losses continuing in the foreseeable future, the Company has determined that it is more likely than not that the tax benefits from these net operating losses would not be realized and a full valuation allowance against all deferred tax assets has been recorded at December 31, 2016 and 2015.

Recent Accounting Pronouncements

In January 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, in an effort to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The amendments of this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this guidance is not expected to have a material impact on our financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, in an effort to reduce the diversity of how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments of this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently assessing the potential impact this ASU will have on the financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, in an effort to simplify accounting for certain aspects of income tax accounting and accounting for forfeitures. The amendments of this ASU are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The adoption of this guidance is not expected to have a material impact on our financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which includes amendments that require lessees to recognize a lease liability for all long-term leases (lease terms more than 12 months) at the commencement date. The lease liability is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis.  The amendments also require lessees to recognize a right-of-use asset for all long-term leases. The right-of-use asset is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset to not recognize lease assets and lease liabilities.  If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term.  The amendments in this ASU require qualitative disclosures along with specific quantitative disclosures. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements.  The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. The Company is currently evaluating the provisions of this ASU.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740), which requires that all deferred income tax assets and liabilities be presented as noncurrent in the balance sheet. The pronouncement is effective for financial statements issued for annual periods beginning after December 15, 2018 with early application permitted. The adoption of this guidance is not expected to have a material impact on our financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern, which requires management of an entity to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued or available to be issued. This update is effective for annual periods ending after December 15, 2016. The adoption of this standard did not have a material impact on our financial statements.